Derivative financial instruments - Assets and liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2020 kr / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedges
Non-current assets						$ 171			$ 61			$ 157
Current assets						142			36			258
Current liabilities						(33)			(36)			(27)
Non-current liabilities						(2)			(18)			(4)
Total						278			43			384
Borrowings						20,380			18,227			19,113
Interest rate on borrowings										3.00%
Fair value						23,825			$ 20,549			$ 19,588
1.95% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings							1.95%
0.25% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings							0.25%	0.25%	0.25%		0.25%	0.25%
0.75% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings							0.75%	0.75%	0.75%		0.75%	0.75%
1.25% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings							1.25%	1.25%	1.25%		1.25%	1.25%
0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings | €					€ 750			€ 750			€ 750
Interest rate on borrowings							0.875%	0.875%	0.875%		0.875%	0.875%
Interest rate swaps | Instruments designated at fair value through profit and loss
Disclosure of detailed information about hedges
Non-current assets						45						$ 40
Total						45						40
Other derivatives
Disclosure of detailed information about hedges
Current assets						48			$ 36			45
Current liabilities						(30)			(36)			(27)
Total						18						18
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges					€ 300	300		€ 300			€ 300
Instruments in a fair value hedge relationship | Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets									43
Total									43
Instruments in a fair value hedge relationship | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets									10			16
Current assets						43
Total						43			10			16
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets						107			4			101
Current assets						43
Non-current liabilities									(17)
Total						150			(13)			101
Instruments designated in cash flow hedge | Forward contract
Disclosure of detailed information about hedges
Current assets						8
Current liabilities						(3)
Total						5
Investments in foreign operations | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets						19			4
Current assets												213
Non-current liabilities						(2)			(1)			(4)
Total						$ 17			$ 3			$ 209
Exchange rate	8.35373	103.5085	1.21918	6.5561